Note 8 - Term Loans, Revolving Line of Credit and Warrants - Debt Discount (Details) - PFG Loan [Member]	Apr. 27, 2017 USD ($)
Aggregate discount amount	$ 326,000
Fees Paid to Lenders and Third Parties [Member]
Aggregate discount amount	44,000
Backend Fees [Member]
Aggregate discount amount	76,000
Estimated Fair Value of Derivatives [Member]
Aggregate discount amount	49,000
Equity Issued to Lenders [Member]
Aggregate discount amount	$ 157,000